Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of financial information concerning reportable segments [Table Text Block]
Summarized financial information concerning reportable segments is shown in the following tables for the periods presented:

	Year Ended December 31, 2022
	O&P - Americas	O&P - EAI	I&D	APS	Refining	Technology	Other	Total
Millions of dollars
Sales and other operating revenues:
Customers	$9,420	$12,568	$12,703	$4,197	$10,975	$588	$—	$50,451
Intersegment	5,060	887	247	5	918	105	(7,222)	—
	14,480	13,455	12,950	4,202	11,893	693	(7,222)	50,451
Depreciation and amortization expense	591	171	332	95	39	39	—	1,267
Other (expense) income, net	(30)	—	(39)	4	(7)	(4)	4	(72)
Income (loss) from equity investments	98	(68)	(25)	—	—	—	—	5
EBITDA	2,865	178	1,872	115	921	366	(16)	6,301
Capital expenditures	383	349	940	60	53	98	7	1,890

	Year Ended December 31, 2021
Millions of dollars	O&P - Americas	O&P - EAI	I&D	APS	Refining	Technology	Other	Total
Sales and other operating revenues:
Customers	$10,978	$13,192	$9,968	$4,150	$7,178	$707	$—	$46,173
Intersegment	4,582	869	212	11	824	136	(6,634)	—
	15,560	14,061	10,180	4,161	8,002	843	(6,634)	46,173
Depreciation and amortization expense	581	204	379	107	79	43	—	1,393
Other income (expense), net	27	10	(2)	9	(7)	—	25	62
Income (loss) from equity investments	115	313	34	(1)	—	—	—	461
EBITDA	5,370	1,830	1,378	231	(624)	514	(10)	8,689
Capital expenditures	326	256	1,112	71	74	91	29	1,959

	Year Ended December 31, 2020
Millions of dollars	O&P - Americas	O&P - EAI	I&D	APS	Refining	Technology	Other	Total
Sales and other operating revenues:
Customers	$5,313	$8,193	$6,144	$3,238	$4,346	$519	$—	$27,753
Intersegment	2,282	618	125	6	381	140	(3,552)	—
	7,595	8,811	6,269	3,244	4,727	659	(3,552)	27,753
Depreciation and amortization expense	532	224	305	135	152	37	—	1,385
Other income (expense), net	70	13	1	2	1	—	(2)	85
Income (loss) from equity investments	45	186	26	(1)	—	—	—	256
EBITDA	1,852	919	833	243	(871)	324	(15)	3,285
Capital expenditures	548	175	880	49	63	111	121	1,947

Reconciliation of EBITDA to income (loss) from continuing operations before income taxes [Table Text Block]
A reconciliation of EBITDA to Income from continuing operations before income taxes is shown in the following table for each of the periods presented:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
EBITDA:
Total segment EBITDA	$6,317	$8,699	$3,300
Other EBITDA	(16)	(10)	(15)
Less:
Depreciation and amortization expense	(1,267)	(1,393)	(1,385)
Interest expense	(287)	(519)	(526)
Add:
Interest income	29	9	12
Income from continuing operations before income taxes	$4,776	$6,786	$1,386

Reconciliation of segment assets [Table Text Block]
The following assets are summarized and reconciled to consolidated totals in the following table:

Millions of dollars	O&P - Americas	O&P - EAI	I&D	APS	Refining	Technology	Total
December 31, 2022
Property, plant and equipment, net	$6,378	$1,880	$5,728	$636	$255	$510	$15,387
Equity investments	2,053	1,655	585	2	—	—	4,295
December 31, 2021
Property, plant and equipment, net	$6,490	$1,843	$5,118	$658	$—	$447	$14,556
Equity investments	2,122	1,983	679	2	—	—	4,786

Schedule of long-lived assets by geographic areas [Table Text Block]
Long-lived assets include Property, plant and equipment, net, Intangible assets, net and Equity investments, see Notes 7 and 8 to the Consolidated Financial Statements. The following long-lived assets data is based upon the location of the assets:

	December 31,
Millions of dollars	2022	2021
Long-lived assets:
United States	$14,651	$13,955
Germany	1,443	1,460
The Netherlands	903	887
France	740	676
China	503	799
Italy	304	300
Mexico	284	306
Other	1,516	1,654
Total	$20,344	$20,037